Organization and principal activities - Basis of Presentation for the Reorganization (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share based compensation	¥ 22,434	¥ 36,496	¥ 31,018
Others	2,560	12,191	71,245
Total	24,994	48,687	102,263
Cost of revenues
Share based compensation	24	214	27
Others	153	229	2,613
Total	177	443	2,640
Sales and marketing expenses
Share based compensation	1,604	3,147	2,470
Others	393	2,044	16,281
Total	1,997	5,191	18,751
General and administrative expenses
Share based compensation	18,776	28,945	25,263
Others	787	4,194	19,936
Total	19,563	33,139	45,199
Research and development expenses
Share based compensation	2,030	4,190	3,258
Others	1,227	5,724	32,415
Total	¥ 3,257	¥ 9,914	¥ 35,673